PREPAYMENTS AND OTHER CURRENT ASSETS (Details)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PREPAYMENTS AND OTHER CURRENT ASSETS
Advances to suppliers		¥ 11,124,716	¥ 15,507,866
Deductible input VAT and VAT rebates receivable		8,678,443	7,855,998
Staff advances		514,328	447,791
Interest receivable		5,369,826	659,194
Others		5,294,818	2,449,105
Prepayments and other current assets	$ 4,450,305	¥ 30,982,131	¥ 26,919,954